Acquisition of Paradigm Spine, LLC - Acquisition Purchase Price (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 08, 2019	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash proceeds from second lien credit agreement		$ 115,000	$ 115,000	$ 118,000	$ 121,500	$ 74,425	$ 6,000
Paradigm Spine [Member]
Business Acquisition [Line Items]
Cash proceeds from second lien credit agreement	$ 100,000
Fair market value of securities issued	60,730
Fair market value of contingent earnout	72,177
Total purchase price	$ 232,907				$ 99,692